Quarterly Holdings Report
for
Strategic Advisers® Large Cap Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2022
LGC-NPRT1-1022
1.9899749.101
Common Stocks - 85.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	2,441,240	42,819,350
Liberty Global PLC Class C (a)	185,600	3,955,136
Lumen Technologies, Inc. (b)	276,643	2,755,364
Verizon Communications, Inc.	3,555,144	148,640,571
		198,170,421
Entertainment - 0.9%
Activision Blizzard, Inc.	390,900	30,681,741
Cinemark Holdings, Inc. (a)	96,400	1,357,312
Electronic Arts, Inc.	120,976	15,348,225
Live Nation Entertainment, Inc. (a)	79,764	7,207,475
Netflix, Inc. (a)	825,954	184,650,276
Roblox Corp. (a)(b)	62,883	2,459,354
Sea Ltd. ADR (a)	142,380	8,827,560
Take-Two Interactive Software, Inc. (a)	23,200	2,843,392
The Walt Disney Co. (a)	2,054,949	230,318,684
Warner Bros Discovery, Inc. (a)	551,672	7,304,137
		490,998,156
Interactive Media & Services - 3.9%
Alphabet, Inc.:
Class A (a)	5,662,446	612,789,906
Class C (a)	7,818,609	853,401,172
IAC (a)	118,899	7,641,639
Meta Platforms, Inc. Class A (a)	3,258,690	530,938,362
Snap, Inc. Class A (a)	391,500	4,259,520
Tongdao Liepin Group (a)	238,600	297,713
Twitter, Inc. (a)	47,500	1,840,625
		2,011,168,937
Media - 0.8%
Altice U.S.A., Inc. Class A (a)	128,600	1,286,000
Charter Communications, Inc. Class A (a)	312,293	128,861,461
Comcast Corp. Class A	4,021,547	145,539,786
DISH Network Corp. Class A (a)	210,502	3,652,210
Fox Corp. Class A (b)	1,161,280	39,692,550
Interpublic Group of Companies, Inc.	196,536	5,432,255
Liberty Broadband Corp.:
Class A (a)	10,600	1,068,692
Class C (a)	150,605	15,316,529
Liberty Media Corp. Liberty SiriusXM Series C (a)	277,301	11,469,169
News Corp.:
Class A	414,801	7,018,433
Class B	14,993	258,479
Nexstar Broadcasting Group, Inc. Class A	47,759	9,137,252
Omnicom Group, Inc.	235,772	15,773,147
Paramount Global Class B (b)	369,400	8,640,266
TEGNA, Inc.	305,200	6,531,280
		399,677,509
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	2,002,123	288,225,627
TOTAL COMMUNICATION SERVICES		3,388,240,650
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.2%
Aptiv PLC (a)	165,749	15,485,929
BorgWarner, Inc.	574,387	21,654,390
Compagnie Generale des Etablissements Michelin SCA ADR (b)	1,374,400	16,643,984
Lear Corp.	150,700	20,893,048
Magna International, Inc. Class A (sub. vtg.)	221,149	12,775,402
The Goodyear Tire & Rubber Co. (a)	857,300	12,027,919
		99,480,672
Automobiles - 1.5%
Ferrari NV	15,100	2,939,366
Ford Motor Co.	4,714,454	71,848,279
General Motors Co.	684,441	26,152,491
Harley-Davidson, Inc.	418,400	16,137,688
Rivian Automotive, Inc.	195,600	6,398,076
Tesla, Inc. (a)	2,303,655	634,910,355
		758,386,255
Distributors - 0.0%
LKQ Corp.	371,060	19,747,813
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	201,800	13,762,760
Service Corp. International	176,994	10,922,300
		24,685,060
Hotels, Restaurants & Leisure - 1.6%
Booking Holdings, Inc. (a)	54,136	101,548,850
Boyd Gaming Corp.	23,485	1,278,289
Caesars Entertainment, Inc. (a)	120,249	5,185,137
Carnival Corp. (a)	53,440	505,542
Chipotle Mexican Grill, Inc. (a)	67,399	107,622,723
Compass Group PLC	142,200	3,058,873
Darden Restaurants, Inc.	160,108	19,806,961
Domino's Pizza, Inc.	15,539	5,778,333
Expedia, Inc. (a)	100,760	10,343,014
Hilton Worldwide Holdings, Inc.	867,945	110,541,475
Las Vegas Sands Corp. (a)	426,556	16,051,302
Marriott International, Inc. Class A	421,839	64,853,528
McDonald's Corp.	966,412	243,806,419
MGM Resorts International	729,418	23,808,204
Royal Caribbean Cruises Ltd. (a)	69,595	2,842,956
Starbucks Corp.	906,405	76,201,468
Texas Roadhouse, Inc. Class A	93,235	8,275,539
Wynn Resorts Ltd. (a)	130,571	7,911,297
Yum China Holdings, Inc.	186,439	9,342,458
Yum! Brands, Inc.	160,512	17,855,355
		836,617,723
Household Durables - 0.4%
D.R. Horton, Inc.	195,200	13,888,480
Lennar Corp.:
Class A	880,413	68,187,987
Class B	6,000	370,080
Mohawk Industries, Inc. (a)	110,359	12,179,219
Newell Brands, Inc. (b)	688,217	12,284,673
NVR, Inc. (a)	5,557	23,006,313
PulteGroup, Inc.	764,699	31,092,661
Sony Group Corp. sponsored ADR	310,000	24,598,500
TopBuild Corp. (a)	3,400	624,784
Whirlpool Corp. (b)	201,300	31,523,580
		217,756,277
Internet & Direct Marketing Retail - 3.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	192,108	18,329,024
Amazon.com, Inc. (a)	11,210,322	1,421,132,520
eBay, Inc.	684,510	30,207,426
Uber Technologies, Inc. (a)	2,070,441	59,545,883
		1,529,214,853
Leisure Products - 0.0%
Brunswick Corp.	41,000	3,063,110
Hasbro, Inc.	19,297	1,520,990
Peloton Interactive, Inc. Class A (a)(b)	440,000	4,483,600
Polaris, Inc. (b)	20,700	2,344,689
		11,412,389
Multiline Retail - 0.2%
Big Lots, Inc. (b)	174,300	3,585,351
Dollar General Corp.	217,897	51,733,106
Dollar Tree, Inc. (a)	127,051	17,238,280
Kohl's Corp. (b)	232,700	6,613,334
Macy's, Inc.	451,300	7,816,516
Nordstrom, Inc. (b)	91,700	1,568,987
Target Corp.	205,528	32,954,360
		121,509,934
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	65,423	11,032,935
AutoNation, Inc. (a)	97,300	12,123,580
AutoZone, Inc. (a)	46,934	99,463,002
Bath & Body Works, Inc.	246,644	9,207,221
Best Buy Co., Inc.	689,375	48,731,919
Burlington Stores, Inc. (a)	433,330	60,748,533
CarMax, Inc. (a)(b)	128,265	11,343,757
Dick's Sporting Goods, Inc. (b)	244,221	25,977,788
Gap, Inc. (b)	346,279	3,164,990
Industria de Diseno Textil SA (b)	197,100	4,255,672
Lithia Motors, Inc. Class A (sub. vtg.)	8,500	2,256,240
Lowe's Companies, Inc.	1,620,598	314,622,896
Murphy U.S.A., Inc.	37,599	10,910,102
O'Reilly Automotive, Inc. (a)	250,515	174,639,017
Penske Automotive Group, Inc. (b)	226,000	26,647,660
Ross Stores, Inc.	355,519	30,670,624
Sally Beauty Holdings, Inc. (a)(b)	463,900	6,902,832
Sleep Number Corp. (a)(b)	111,000	4,598,730
The Home Depot, Inc.	956,828	275,968,332
The ODP Corp. (a)	62,070	2,219,003
TJX Companies, Inc.	1,627,689	101,486,409
Tractor Supply Co.	65,080	12,049,562
Ulta Beauty, Inc. (a)	75,580	31,733,775
		1,280,754,579
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (a)	59,700	2,816,646
Columbia Sportswear Co. (b)	131,358	9,357,944
Hanesbrands, Inc. (b)	811,200	7,065,552
NIKE, Inc. Class B	814,513	86,704,909
PVH Corp.	52,600	2,958,750
Ralph Lauren Corp.	174,413	15,929,139
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	48,500	1,833,300
Tapestry, Inc.	568,866	19,756,716
		146,422,956
TOTAL CONSUMER DISCRETIONARY		5,045,988,511
CONSUMER STAPLES - 5.1%
Beverages - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.)	410,025	100,886,651
Keurig Dr. Pepper, Inc.	1,053,054	40,142,418
Molson Coors Beverage Co. Class B	707,520	36,557,558
Monster Beverage Corp. (a)	2,174,596	193,169,363
PepsiCo, Inc.	1,224,542	210,951,850
The Coca-Cola Co.	4,889,168	301,710,557
		883,418,397
Food & Staples Retailing - 0.9%
Albertsons Companies, Inc.	268,750	7,393,313
Costco Wholesale Corp.	374,671	195,615,729
Grocery Outlet Holding Corp. (a)	177,900	7,137,348
Kroger Co.	1,638,243	78,537,369
Sysco Corp.	342,774	28,182,878
U.S. Foods Holding Corp. (a)	159,800	4,893,076
Walgreens Boots Alliance, Inc.	888,500	31,150,810
Walmart, Inc.	798,709	105,868,878
		458,779,401
Food Products - 0.9%
Archer Daniels Midland Co.	517,327	45,467,870
Bunge Ltd.	178,900	17,741,513
Campbell Soup Co.	65,037	3,276,564
Conagra Brands, Inc.	1,112,720	38,255,314
Darling Ingredients, Inc. (a)	218,235	16,598,954
General Mills, Inc.	539,432	41,428,378
Ingredion, Inc.	219,100	19,077,037
Kellogg Co. (b)	134,300	9,768,982
Local Bounti Corp. (a)(b)	125,589	467,191
Mondelez International, Inc.	883,016	54,623,370
Pilgrim's Pride Corp. (a)	14,400	409,968
Post Holdings, Inc. (a)(b)	182,574	16,205,268
The Hershey Co.	101,943	22,903,534
The J.M. Smucker Co.	213,000	29,817,870
The Kraft Heinz Co.	1,498,083	56,028,304
Tyson Foods, Inc. Class A	926,687	69,853,666
		441,923,783
Household Products - 1.0%
Church & Dwight Co., Inc.	52,773	4,417,628
Colgate-Palmolive Co.	347,162	27,151,540
Energizer Holdings, Inc. (b)	510,475	14,344,348
Kimberly-Clark Corp.	262,409	33,462,396
Procter & Gamble Co.	3,114,705	429,642,408
The Clorox Co.	18,989	2,740,872
		511,759,192
Personal Products - 0.1%
BellRing Brands, Inc. (a)	211,294	5,005,555
Estee Lauder Companies, Inc. Class A	217,727	55,385,394
The Beauty Health Co. (a)(b)	187,700	2,177,320
		62,568,269
Tobacco - 0.5%
Altria Group, Inc.	2,014,465	90,892,661
Philip Morris International, Inc.	1,785,848	170,530,626
		261,423,287
TOTAL CONSUMER STAPLES		2,619,872,329
ENERGY - 4.2%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	1,663,975	42,032,009
Expro Group Holdings NV (a)	50,200	678,704
Halliburton Co.	1,469,281	44,269,437
Liberty Oilfield Services, Inc. Class A (a)	23,200	348,000
Schlumberger Ltd.	1,083,773	41,345,940
Weatherford International PLC (a)	44,600	1,255,044
		129,929,134
Oil, Gas & Consumable Fuels - 3.9%
APA Corp.	284,600	11,130,706
Canadian Natural Resources Ltd.	182,900	10,026,878
Chevron Corp.	1,525,133	241,062,522
ConocoPhillips Co.	2,338,602	255,959,989
Coterra Energy, Inc.	1,557,559	48,144,149
Delek U.S. Holdings, Inc.	31,400	887,050
Devon Energy Corp.	17,369	1,226,599
Diamondback Energy, Inc.	513,581	68,450,076
EOG Resources, Inc.	1,309,373	158,826,945
EQT Corp.	469,099	22,422,932
Exxon Mobil Corp.	6,365,691	608,496,403
Genesis Energy LP	247,696	2,868,320
Hess Corp.	330,200	39,881,556
HF Sinclair Corp.	361,400	19,020,482
Imperial Oil Ltd.	190,300	9,340,037
Kinder Morgan, Inc.	1,760,766	32,257,233
Kosmos Energy Ltd. (a)	613,900	4,340,273
Marathon Oil Corp.	932,173	23,854,307
Marathon Petroleum Corp.	798,351	80,433,863
MEG Energy Corp. (a)	717,900	10,035,896
Occidental Petroleum Corp.	109,883	7,801,693
ONEOK, Inc.	459,704	28,147,676
Ovintiv, Inc.	104,000	5,526,560
PDC Energy, Inc.	29,600	2,010,136
Phillips 66 Co.	809,375	72,406,688
Pioneer Natural Resources Co.	508,374	128,730,464
The Williams Companies, Inc.	762,460	25,946,514
TotalEnergies SE sponsored ADR	867,183	43,801,413
Tourmaline Oil Corp.	92,200	5,451,197
Valero Energy Corp.	434,793	50,922,956
		2,019,411,513
TOTAL ENERGY		2,149,340,647
FINANCIALS - 11.4%
Banks - 4.3%
Bank of America Corp.	12,533,505	421,251,103
BankUnited, Inc.	17,000	629,850
BNP Paribas SA	48,476	2,252,689
Citigroup, Inc.	1,504,435	73,431,472
Citizens Financial Group, Inc.	1,383,674	50,753,162
Comerica, Inc.	286,261	22,986,758
Commerce Bancshares, Inc.	276,155	18,991,179
Cullen/Frost Bankers, Inc. (b)	191,200	24,848,352
East West Bancorp, Inc.	59,700	4,308,549
Eurobank Ergasias Services and Holdings SA (a)	2,432,277	2,256,684
Fifth Third Bancorp	5,041,795	172,177,299
First Horizon National Corp.	884,084	19,997,980
First Republic Bank	37,879	5,751,169
Huntington Bancshares, Inc.	3,792,872	50,824,485
JPMorgan Chase & Co.	2,531,376	287,893,392
KeyCorp	1,624,000	28,728,560
M&T Bank Corp.	516,162	93,827,928
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (b)	2,250,000	11,587,500
Pinnacle Financial Partners, Inc.	13,700	1,105,727
Piraeus Financial Holdings SA (a)	639,038	673,027
PNC Financial Services Group, Inc.	1,431,696	226,207,968
Prosperity Bancshares, Inc.	32,100	2,275,248
Regions Financial Corp.	2,478,431	53,707,600
Signature Bank	132,285	23,065,213
Silvergate Capital Corp. (a)	4,156	378,695
Societe Generale Series A	118,175	2,605,217
Sumitomo Mitsui Financial Group, Inc.	34,100	1,028,567
SVB Financial Group (a)	157,268	63,932,587
Synovus Financial Corp.	26,400	1,060,224
Truist Financial Corp.	2,225,032	104,220,499
U.S. Bancorp	1,924,928	87,795,966
UniCredit SpA	242,307	2,371,189
Wells Fargo & Co.	8,886,642	388,435,122
Zions Bancorp NA	68,600	3,775,058
		2,255,136,018
Capital Markets - 2.7%
Ameriprise Financial, Inc.	403,218	108,066,456
Ares Management Corp.	91,900	6,813,466
Bank of New York Mellon Corp.	1,647,841	68,434,837
BlackRock, Inc. Class A	13,521	9,010,259
Blackstone, Inc.	247,000	23,203,180
Blue Owl Capital, Inc. Class A (b)	504,500	5,599,950
Brookfield Asset Management, Inc. Class A (b)	1,322,060	63,604,307
Cboe Global Markets, Inc.	13,245	1,562,513
Charles Schwab Corp.	2,973,254	210,952,371
CME Group, Inc.	117,378	22,960,311
FactSet Research Systems, Inc.	78,975	34,223,027
Goldman Sachs Group, Inc.	545,733	181,548,997
Intercontinental Exchange, Inc.	419,142	42,270,471
Invesco Ltd.	637,795	10,504,484
Jefferies Financial Group, Inc.	929,645	29,832,308
KKR & Co. LP	376,812	19,051,615
Moody's Corp.	139,347	39,647,008
Morgan Stanley	1,443,019	122,974,079
MSCI, Inc.	49,100	22,057,684
Northern Trust Corp.	202,044	19,212,364
Raymond James Financial, Inc.	517,227	53,982,982
S&P Global, Inc.	556,881	196,122,351
SEI Investments Co.	409,117	22,378,700
State Street Corp.	770,053	52,633,123
StepStone Group, Inc. Class A	64,471	1,759,414
T. Rowe Price Group, Inc.	138,626	16,635,120
Virtu Financial, Inc. Class A	106,943	2,455,411
		1,387,496,788
Consumer Finance - 0.7%
American Express Co.	1,157,724	175,974,048
Capital One Financial Corp.	964,399	102,052,702
Credit Acceptance Corp. (a)(b)	6,600	3,511,728
Discover Financial Services	469,216	47,151,516
Navient Corp.	734,600	11,305,494
OneMain Holdings, Inc.	93,900	3,279,927
Synchrony Financial	37,878	1,240,505
		344,515,920
Diversified Financial Services - 1.1%
Apollo Global Management, Inc.	223,573	12,426,187
Berkshire Hathaway, Inc.:
Class A (a)	1	421,308
Class B (a)	1,729,632	485,680,666
Equitable Holdings, Inc.	1,411,164	41,982,129
Voya Financial, Inc. (b)	430,776	26,505,647
		567,015,937
Insurance - 2.6%
AFLAC, Inc.	913,343	54,270,841
Alleghany Corp. (a)	14,027	11,799,232
Allstate Corp.	406,200	48,947,100
American Financial Group, Inc.	155,100	19,803,168
American International Group, Inc.	1,406,601	72,791,602
Aon PLC	41,896	11,699,877
Arch Capital Group Ltd. (a)	167,400	7,653,528
Arthur J. Gallagher & Co.	276,078	50,127,482
Assurant, Inc.	205,112	32,508,201
Axis Capital Holdings Ltd.	200,700	10,667,205
Brookfield Asset Management Reinsurance Partners Ltd.	9,502	457,521
Chubb Ltd.	722,233	136,538,149
Cincinnati Financial Corp.	285,400	27,672,384
CNA Financial Corp.	120,513	4,634,930
Everest Re Group Ltd.	134,242	36,117,810
Fairfax Financial Holdings Ltd.	23,473	11,710,210
Fidelity National Financial, Inc.	118,400	4,629,440
First American Financial Corp.	46,400	2,482,400
Globe Life, Inc.	92,600	8,999,794
Hartford Financial Services Group, Inc.	1,843,327	118,544,359
Lincoln National Corp.	321,500	14,808,290
Loews Corp.	676,365	37,409,748
Markel Corp. (a)	5,270	6,292,960
Marsh & McLennan Companies, Inc.	344,953	55,665,066
MetLife, Inc.	1,817,141	116,896,681
Old Republic International Corp.	84,500	1,845,480
Principal Financial Group, Inc. (b)	115,400	8,627,304
Progressive Corp.	1,697,900	208,247,435
Prudential Financial, Inc.	324,400	31,061,300
Prudential PLC	43,120	452,551
Reinsurance Group of America, Inc.	23,422	2,936,182
RenaissanceRe Holdings Ltd.	322,467	43,616,886
The Travelers Companies, Inc.	559,477	90,433,862
Unum Group	450,300	17,043,855
W.R. Berkley Corp.	250,713	16,246,202
Willis Towers Watson PLC	54,500	11,272,235
		1,334,911,270
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc.	1,475,500	9,516,975
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	603,800	12,746,218
TOTAL FINANCIALS		5,911,339,126
HEALTH CARE - 12.8%
Biotechnology - 2.2%
AbbVie, Inc.	3,116,261	419,012,454
ADC Therapeutics SA (a)(b)	59,300	404,426
Alnylam Pharmaceuticals, Inc. (a)	15,000	3,100,050
Amgen, Inc.	713,121	171,362,976
Arcutis Biotherapeutics, Inc. (a)	70,000	1,886,500
Argenx SE ADR (a)	22,800	8,615,436
Ascendis Pharma A/S sponsored ADR (a)	42,000	3,761,940
Beam Therapeutics, Inc. (a)	20,000	1,092,000
Biogen, Inc. (a)	312,985	61,151,009
BioMarin Pharmaceutical, Inc. (a)	265,584	23,690,093
Blueprint Medicines Corp. (a)	45,800	3,353,476
Celldex Therapeutics, Inc. (a)	38,000	1,155,200
Century Therapeutics, Inc. (a)(b)	50,000	526,000
Cytokinetics, Inc. (a)(b)	82,000	4,342,720
Erasca, Inc. (a)(b)	130,000	1,172,600
Exelixis, Inc. (a)	60,000	1,064,400
Gilead Sciences, Inc.	1,071,767	68,025,051
Imago BioSciences, Inc. (a)(b)	17,500	254,275
Incyte Corp. (a)	57,498	4,049,584
Innovent Biologics, Inc. (a)(c)	400,000	1,686,211
Instil Bio, Inc. (a)(b)	60,000	312,000
Legend Biotech Corp. ADR (a)	70,000	3,254,300
Moderna, Inc. (a)	271,518	35,913,686
PTC Therapeutics, Inc. (a)	62,000	3,096,280
Regeneron Pharmaceuticals, Inc. (a)	297,051	172,604,454
Relay Therapeutics, Inc. (a)(b)	50,000	1,148,500
Sarepta Therapeutics, Inc. (a)	26,000	2,843,880
Vertex Pharmaceuticals, Inc. (a)	518,085	145,975,630
Xencor, Inc. (a)	70,000	1,847,300
Zai Lab Ltd. (a)	315,000	1,396,528
Zentalis Pharmaceuticals, Inc. (a)(b)	42,000	1,126,020
		1,149,224,979
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	1,006,892	103,357,464
Abiomed, Inc. (a)	21,965	5,695,085
Alcon, Inc. (b)	524,916	34,476,483
Becton, Dickinson & Co.	221,274	55,853,983
Boston Scientific Corp. (a)	2,429,980	97,952,494
DexCom, Inc. (a)	442,400	36,369,704
Edwards Lifesciences Corp. (a)	191,964	17,295,956
Envista Holdings Corp. (a)	75,000	2,781,750
Hologic, Inc. (a)	296,785	20,050,795
IDEXX Laboratories, Inc. (a)	34,180	11,881,652
Inspire Medical Systems, Inc. (a)	8,600	1,646,814
Insulet Corp. (a)	42,800	10,934,116
Intuitive Surgical, Inc. (a)	836,037	172,006,252
Masimo Corp. (a)	28,500	4,186,365
Medtronic PLC	856,975	75,345,242
Nevro Corp. (a)	45,000	2,039,400
Penumbra, Inc. (a)	65,000	10,671,050
ResMed, Inc.	33,500	7,367,320
STERIS PLC	67,600	13,613,288
Stryker Corp.	272,741	55,966,453
Tandem Diabetes Care, Inc. (a)	67,000	3,064,580
Teleflex, Inc.	12,040	2,724,170
The Cooper Companies, Inc.	33,469	9,620,329
Zimmer Biomet Holdings, Inc.	832,748	88,537,767
		843,438,512
Health Care Providers & Services - 3.8%
agilon health, Inc. (a)(b)	290,000	6,026,200
Alignment Healthcare, Inc. (a)	161,876	2,462,134
AmerisourceBergen Corp.	273,026	40,014,691
Cano Health, Inc. (a)(b)	435,000	2,683,950
Cardinal Health, Inc.	409,529	28,961,891
Centene Corp. (a)	1,836,804	164,834,791
Cigna Corp.	407,779	115,584,958
CVS Health Corp.	2,101,987	206,310,024
DaVita HealthCare Partners, Inc. (a)	285,629	24,361,297
Elevance Health, Inc.	321,260	155,846,439
Guardant Health, Inc. (a)(b)	38,000	1,902,280
HCA Holdings, Inc.	483,633	95,696,462
Henry Schein, Inc. (a)	128,504	9,433,479
Humana, Inc.	280,571	135,173,496
Laboratory Corp. of America Holdings	97,740	22,017,890
LifeStance Health Group, Inc. (a)	200,000	1,258,000
McKesson Corp.	317,771	116,621,957
Molina Healthcare, Inc. (a)	135,938	45,861,403
Oak Street Health, Inc. (a)(b)	280,000	7,336,000
Quest Diagnostics, Inc.	277,079	34,720,769
Surgery Partners, Inc. (a)	100,000	2,753,000
UnitedHealth Group, Inc.	1,349,976	701,083,036
Universal Health Services, Inc. Class B	152,900	14,959,736
		1,935,903,883
Health Care Technology - 0.0%
Change Healthcare, Inc. (a)	40,000	982,800
Doximity, Inc. (a)(b)	50,000	1,659,500
Phreesia, Inc. (a)	60,000	1,539,600
Veeva Systems, Inc. Class A (a)	30,398	6,058,929
		10,240,829
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	274,885	35,254,001
Bio-Rad Laboratories, Inc. Class A (a)	5,000	2,425,200
Bio-Techne Corp.	976	323,847
Bruker Corp.	55,800	3,124,800
Danaher Corp.	916,621	247,405,174
Illumina, Inc. (a)	146,898	29,620,513
IQVIA Holdings, Inc. (a)	5,906	1,255,970
Lonza Group AG	5,600	2,986,592
Mettler-Toledo International, Inc. (a)	12,522	15,182,424
Sartorius Stedim Biotech	10,000	3,675,102
Thermo Fisher Scientific, Inc.	774,262	422,220,554
Waters Corp. (a)	36,347	10,853,214
West Pharmaceutical Services, Inc.	53,810	15,964,889
		790,292,280
Pharmaceuticals - 3.7%
AstraZeneca PLC:
(United Kingdom)	80,000	9,895,387
sponsored ADR	758,054	47,287,409
Bristol-Myers Squibb Co.	4,059,573	273,655,816
Elanco Animal Health, Inc. (a)	2,025,240	30,641,881
Eli Lilly & Co.	991,845	298,773,469
Jazz Pharmaceuticals PLC (a)	162,700	25,254,294
Johnson & Johnson	2,088,393	336,941,327
Merck & Co., Inc.	2,919,875	249,240,530
Novartis AG sponsored ADR	477,735	38,467,222
Novo Nordisk A/S Series B sponsored ADR	174,339	18,497,368
Organon & Co.	299,498	8,544,678
Pfizer, Inc.	7,320,818	331,120,598
Roche Holding AG:
(participation certificate)	12,800	4,124,693
sponsored ADR	698,129	28,232,337
Royalty Pharma PLC	245,000	10,243,450
Sanofi SA sponsored ADR	667,781	27,399,054
UCB SA	20,000	1,408,940
Viatris, Inc.	2,691,108	25,700,081
Zoetis, Inc. Class A	720,973	112,853,904
		1,878,282,438
TOTAL HEALTH CARE		6,607,382,921
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.8%
Curtiss-Wright Corp.	5,460	803,657
General Dynamics Corp.	393,003	89,970,177
Howmet Aerospace, Inc.	675,692	23,939,768
Huntington Ingalls Industries, Inc.	73,400	16,901,084
L3Harris Technologies, Inc.	302,851	69,107,570
Lockheed Martin Corp.	304,666	127,993,233
Moog, Inc. Class A	127,400	9,552,452
Northrop Grumman Corp.	192,196	91,867,766
Raytheon Technologies Corp.	2,616,048	234,790,308
Textron, Inc.	703,560	43,888,073
The Boeing Co. (a)	858,399	137,558,440
TransDigm Group, Inc.	131,140	78,735,145
V2X, Inc. (a)	37,733	1,307,826
		926,415,499
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	51,000	5,821,650
Expeditors International of Washington, Inc.	361,231	37,167,058
FedEx Corp.	651,704	137,385,720
United Parcel Service, Inc. Class B	832,030	161,838,155
		342,212,583
Airlines - 0.1%
Delta Air Lines, Inc. (a)	400,900	12,455,963
Southwest Airlines Co. (a)	857,216	31,459,827
United Airlines Holdings, Inc. (a)	520,538	18,224,035
		62,139,825
Building Products - 0.4%
Builders FirstSource, Inc. (a)	60,000	3,516,600
Carlisle Companies, Inc.	37,861	11,193,983
Carrier Global Corp.	170,370	6,664,874
Fortune Brands Home & Security, Inc.	119,507	7,341,315
Masco Corp.	180,162	9,164,841
Owens Corning	177,805	14,532,003
Trane Technologies PLC	936,060	144,218,764
		196,632,380
Commercial Services & Supplies - 0.2%
Copart, Inc. (a)	190,589	22,803,974
Deluxe Corp.	215,300	4,142,372
Republic Services, Inc.	323,084	46,110,548
Waste Connections, Inc. (United States)	281,285	39,149,246
Waste Management, Inc.	14,839	2,508,236
		114,714,376
Construction & Engineering - 0.0%
MDU Resources Group, Inc.	274,700	8,282,205
Electrical Equipment - 0.4%
Acuity Brands, Inc.	73,900	12,114,427
AMETEK, Inc.	255,500	30,700,880
Eaton Corp. PLC	816,693	111,592,932
Emerson Electric Co.	346,044	28,285,637
Generac Holdings, Inc. (a)	133,425	29,408,204
Rockwell Automation, Inc.	90,300	21,395,682
Sensata Technologies, Inc. PLC	59,300	2,388,604
		235,886,366
Industrial Conglomerates - 0.7%
3M Co. (b)	196,802	24,472,329
General Electric Co.	1,632,886	119,919,148
Honeywell International, Inc.	1,152,081	218,146,537
		362,538,014
Machinery - 1.6%
AGCO Corp.	252,298	27,427,316
Allison Transmission Holdings, Inc.	309,700	11,229,722
Caterpillar, Inc.	156,157	28,843,759
Crane Holdings Co.	172,600	16,286,536
Cummins, Inc.	501,977	108,110,786
Deere & Co.	471,961	172,383,755
Dover Corp.	437,382	54,655,255
Fortive Corp.	795,634	50,387,501
Illinois Tool Works, Inc.	60,146	11,718,245
Ingersoll Rand, Inc.	2,063,901	97,766,990
ITT, Inc.	99,577	7,222,320
Middleby Corp. (a)	46,902	6,745,446
Nordson Corp.	64,971	14,759,462
Oshkosh Corp.	256,137	20,429,487
Otis Worldwide Corp.	262,010	18,922,362
PACCAR, Inc.	614,223	53,750,655
Parker Hannifin Corp.	270,596	71,707,940
Snap-On, Inc.	77,546	16,894,172
Stanley Black & Decker, Inc.	147,700	13,012,370
Timken Co.	245,653	15,473,682
Xylem, Inc.	252,000	22,957,200
		840,684,961
Professional Services - 0.3%
CACI International, Inc. Class A (a)	8,300	2,331,221
CoStar Group, Inc. (a)	636,160	44,302,182
Dun & Bradstreet Holdings, Inc. (a)	63,153	899,930
Equifax, Inc.	17,029	3,214,224
Jacobs Solutions, Inc.	236,133	29,417,449
Leidos Holdings, Inc.	598,091	56,848,550
Manpower, Inc.	83,100	6,092,892
Robert Half International, Inc.	188,083	14,476,749
TransUnion Holding Co., Inc.	72,390	5,347,449
		162,930,646
Road & Rail - 1.0%
AMERCO	9,200	4,836,164
Canadian Pacific Railway Ltd. (b)	373,526	27,962,156
CSX Corp.	2,196,410	69,516,377
J.B. Hunt Transport Services, Inc.	83,200	14,478,464
Knight-Swift Transportation Holdings, Inc. Class A	69,100	3,490,241
Norfolk Southern Corp.	831,250	202,101,813
Old Dominion Freight Lines, Inc.	225,011	61,070,236
Saia, Inc. (a)	65,000	13,443,950
Union Pacific Corp.	502,184	112,745,330
XPO Logistics, Inc. (a)	80,500	4,219,810
		513,864,541
Trading Companies & Distributors - 0.2%
United Rentals, Inc. (a)	217,205	63,432,548
W.W. Grainger, Inc.	35,820	19,877,951
		83,310,499
TOTAL INDUSTRIALS		3,849,611,895
INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	232,076	27,821,271
Cisco Systems, Inc.	4,017,096	179,644,533
CommScope Holding Co., Inc. (a)	463,648	5,239,222
F5, Inc. (a)	105,454	16,562,605
Motorola Solutions, Inc.	155,685	37,895,286
		267,162,917
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	124,459	9,151,470
Arrow Electronics, Inc. (a)	245,400	25,720,374
Corning, Inc.	392,640	13,475,405
Jabil, Inc.	155,500	9,376,650
Keysight Technologies, Inc. (a)	383,542	62,858,698
TD SYNNEX Corp.	122,288	11,773,889
Teledyne Technologies, Inc. (a)	103,232	38,026,540
Vishay Intertechnology, Inc.	618,200	12,159,994
		182,543,020
IT Services - 3.7%
Accenture PLC Class A	494,157	142,544,528
Affirm Holdings, Inc. (a)(b)	798,384	18,706,137
Amdocs Ltd.	179,800	15,367,506
Automatic Data Processing, Inc.	89,765	21,939,464
Block, Inc. Class A (a)	306,906	21,148,892
Capgemini SA	32,600	5,667,717
Cognizant Technology Solutions Corp. Class A	598,816	37,827,207
CSG Systems International, Inc.	185,800	10,748,530
Dlocal Ltd. (a)	160,100	3,981,687
DXC Technology Co. (a)	264,732	6,560,059
EPAM Systems, Inc. (a)	28,220	12,035,830
Fidelity National Information Services, Inc.	213,477	19,505,412
Fiserv, Inc. (a)	1,248,963	126,382,566
FleetCor Technologies, Inc. (a)	522,215	110,986,354
Gartner, Inc. (a)	50,651	14,451,743
Global Payments, Inc.	518,970	64,471,643
IBM Corp.	711,296	91,365,971
MasterCard, Inc. Class A	1,375,698	446,235,160
MongoDB, Inc. Class A (a)	25,400	8,200,644
Paychex, Inc.	175,368	21,629,889
PayPal Holdings, Inc. (a)	791,609	73,967,945
Shopify, Inc. Class A (a)(b)	506,020	16,015,533
Snowflake, Inc. (a)	43,293	7,833,868
SS&C Technologies Holdings, Inc.	180,043	10,039,198
The Western Union Co.	242,600	3,595,332
Twilio, Inc. Class A (a)	34,300	2,386,594
VeriSign, Inc. (a)	60,277	10,983,675
Visa, Inc. Class A (b)	2,843,963	565,123,888
WEX, Inc. (a)	40,100	6,185,425
Wix.com Ltd. (a)	35,800	2,265,782
Worldline SA (a)(c)	22,432	961,047
		1,899,115,226
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (a)	2,476,024	210,140,157
Analog Devices, Inc.	607,163	92,003,409
Applied Materials, Inc.	366,146	34,443,354
ASML Holding NV	18,130	8,882,612
ASML Holding NV (Netherlands)	10,100	4,929,964
Broadcom, Inc.	351,787	175,580,410
Enphase Energy, Inc. (a)	48,779	13,972,257
First Solar, Inc. (a)	44,700	5,701,485
Intel Corp.	1,741,100	55,575,912
KLA Corp.	214,498	73,815,197
Lam Research Corp.	262,171	114,807,303
Marvell Technology, Inc.	568,000	26,593,760
MediaTek, Inc.	140,000	3,031,484
Microchip Technology, Inc.	828,882	54,084,551
Micron Technology, Inc.	843,648	47,691,421
Monolithic Power Systems, Inc.	29,600	13,414,128
NVIDIA Corp.	3,137,137	473,519,459
NXP Semiconductors NV	1,205,955	198,476,074
onsemi (a)	331,923	22,826,345
Qorvo, Inc. (a)	169,200	15,190,776
Qualcomm, Inc.	2,134,865	282,378,594
Renesas Electronics Corp. (a)	789,300	7,473,526
Silergy Corp.	100,000	1,715,675
SolarEdge Technologies, Inc. (a)	23,700	6,540,489
Taiwan Semiconductor Manufacturing Co. Ltd.	771,000	12,630,865
Teradyne, Inc.	526,509	44,563,722
Texas Instruments, Inc.	264,012	43,617,423
		2,043,600,352
Software - 7.7%
Adobe, Inc. (a)	613,907	229,257,430
ANSYS, Inc. (a)	107,000	26,568,100
Atlassian Corp. PLC (a)	58,120	14,393,999
Autodesk, Inc. (a)	420,529	84,837,520
Black Knight, Inc. (a)	192,400	12,729,184
Cadence Design Systems, Inc. (a)	314,676	54,681,249
CCC Intelligent Solutions Holdings, Inc. (a)(d)	35,655	340,862
Consensus Cloud Solutions, Inc. (a)	54,833	2,760,842
Coupa Software, Inc. (a)	373,767	21,827,993
Cvent Holding Corp. (a)(d)	88,079	445,680
Descartes Systems Group, Inc. (a)	155,100	10,919,040
Dropbox, Inc. Class A (a)	292,700	6,260,853
Elastic NV (a)	29,200	2,450,172
Envestnet, Inc. (a)	100	5,237
Five9, Inc. (a)	39,700	3,894,967
Fortinet, Inc. (a)	988,669	48,138,294
HubSpot, Inc. (a)	20,900	7,044,136
Intuit, Inc.	452,763	195,494,008
Microsoft Corp.	9,085,353	2,375,547,249
NCR Corp. (a)	219,300	6,809,265
NortonLifeLock, Inc.	341,449	7,713,333
Oracle Corp.	3,421,576	253,709,860
Palo Alto Networks, Inc. (a)	64,523	35,927,052
Roper Technologies, Inc.	189,999	76,489,797
Salesforce.com, Inc. (a)	1,687,847	263,506,674
ServiceNow, Inc. (a)	83,084	36,109,968
Splunk, Inc. (a)	113,700	10,236,411
Synopsys, Inc. (a)	320,403	110,865,846
UiPath, Inc. Class A (a)	149,155	2,453,600
Unity Software, Inc. (a)(b)	88,200	3,767,904
VMware, Inc. Class A	105,309	12,219,003
Workday, Inc. Class A (a)	468,827	77,150,171
Zoom Video Communications, Inc. Class A (a)	119,810	9,632,724
		4,004,188,423
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	15,087,464	2,372,051,090
Dell Technologies, Inc.	501,300	19,194,777
Hewlett Packard Enterprise Co.	2,189,700	29,779,920
HP, Inc.	1,916,300	55,016,973
NetApp, Inc.	266,243	19,204,108
Pure Storage, Inc. Class A (a)	374,087	10,837,300
Seagate Technology Holdings PLC	1,052,937	70,504,662
Western Digital Corp. (a)	175,623	7,421,828
Xerox Holdings Corp.	386,650	6,426,123
		2,590,436,781
TOTAL INFORMATION TECHNOLOGY		10,987,046,719
MATERIALS - 2.6%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	140,695	35,518,453
Albemarle Corp.	20,278	5,433,693
Axalta Coating Systems Ltd. (a)	209,336	5,390,402
Cabot Corp.	99,100	7,132,227
Celanese Corp. Class A	252,540	27,996,584
CF Industries Holdings, Inc.	479,669	49,626,555
Corteva, Inc.	925,291	56,840,626
Dow, Inc.	697,943	35,595,093
DuPont de Nemours, Inc.	204,000	11,350,560
Eastman Chemical Co.	726,892	66,147,172
Ecolab, Inc.	131,000	21,461,730
FMC Corp.	486,261	52,555,089
Huntsman Corp.	746,835	20,926,317
Ingevity Corp. (a)	136,575	9,579,371
International Flavors & Fragrances, Inc.	40,895	4,518,080
Linde PLC	780,994	220,911,963
LyondellBasell Industries NV Class A	432,092	35,863,636
Mativ, Inc.	240,600	5,682,972
Nutrien Ltd.	67,000	6,148,590
Olin Corp.	311,562	17,029,979
PPG Industries, Inc.	399,802	50,766,858
RPM International, Inc. (b)	488,503	45,508,939
Sherwin-Williams Co.	421,641	97,862,876
The Chemours Co. LLC	375,900	12,679,107
The Mosaic Co.	291,454	15,700,627
Valvoline, Inc.	120,900	3,514,563
		921,742,062
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	132,418	46,043,063
Vulcan Materials Co.	121,983	20,308,950
		66,352,013
Containers & Packaging - 0.4%
Amcor PLC	883,273	10,608,109
Avery Dennison Corp.	128,200	23,540,084
Ball Corp.	287,203	16,028,799
Berry Global Group, Inc. (a)	390,500	21,215,865
Crown Holdings, Inc.	72,200	6,540,598
International Paper Co.	686,693	28,580,163
O-I Glass, Inc. (a)	154,700	2,012,647
Packaging Corp. of America	375,451	51,406,751
Sealed Air Corp.	494,118	26,588,490
WestRock Co.	887,981	36,043,149
		222,564,655
Metals & Mining - 0.3%
Alcoa Corp.	64,300	3,181,564
Freeport-McMoRan, Inc.	1,101,021	32,590,222
Newmont Corp.	414,936	17,161,753
Nucor Corp.	231,347	30,755,270
Reliance Steel & Aluminum Co.	125,700	23,629,086
Steel Dynamics, Inc.	113,100	9,129,432
United States Steel Corp. (b)	214,500	4,905,615
		121,352,942
Paper & Forest Products - 0.0%
Sylvamo Corp. (b)	28,090	1,248,320
West Fraser Timber Co. Ltd.	59,400	5,328,180
		6,576,500
TOTAL MATERIALS		1,338,588,172
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc.	69,716	10,694,434
American Homes 4 Rent Class A	447,014	15,895,818
American Tower Corp.	407,166	103,440,522
Apple Hospitality (REIT), Inc.	368,399	5,861,228
AvalonBay Communities, Inc.	62,559	12,568,729
Boston Properties, Inc.	117,236	9,312,055
Brandywine Realty Trust (SBI)	767,000	6,159,010
Brixmor Property Group, Inc.	519,390	11,156,497
Camden Property Trust (SBI)	34,600	4,446,446
Corporate Office Properties Trust (SBI)	65,700	1,697,688
Crown Castle International Corp.	227,500	38,863,825
CubeSmart	59,800	2,753,790
Equinix, Inc.	86,274	56,713,939
Equity Lifestyle Properties, Inc.	403,689	28,298,599
Essex Property Trust, Inc.	78,711	20,863,138
Extra Space Storage, Inc.	96,034	19,084,837
Federal Realty Investment Trust (SBI)	82,913	8,396,600
Host Hotels & Resorts, Inc.	1,388,687	24,676,968
Invitation Homes, Inc.	117,400	4,259,272
JBG SMITH Properties	293,967	6,458,455
Kilroy Realty Corp.	5,100	248,727
Kimco Realty Corp.	691,402	14,574,754
Lamar Advertising Co. Class A	74,601	7,004,288
Life Storage, Inc.	8,600	1,094,350
Mid-America Apartment Communities, Inc.	94,560	15,665,755
Omega Healthcare Investors, Inc.	439,500	14,354,070
Paramount Group, Inc.	715,000	4,954,950
Piedmont Office Realty Trust, Inc. Class A	784,400	9,240,232
Prologis (REIT), Inc.	1,082,479	134,779,460
Public Storage	114,753	37,963,735
Rayonier, Inc.	314,630	11,175,658
Regency Centers Corp.	238,723	14,523,907
Rexford Industrial Realty, Inc.	174,300	10,843,203
SBA Communications Corp. Class A	295,598	96,143,250
Service Properties Trust	340,500	2,329,020
Simon Property Group, Inc.	402,890	41,086,722
SITE Centers Corp.	166,350	2,155,896
Sun Communities, Inc.	325,428	50,021,538
Ventas, Inc.	1,126,811	53,929,174
Vornado Realty Trust	584,159	15,316,649
Washington REIT (SBI)	60,800	1,192,288
Welltower Op	519,496	39,819,368
Weyerhaeuser Co.	1,087,190	37,138,410
		1,007,157,254
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	279,804	22,093,324
Cushman & Wakefield PLC (a)	252,100	3,771,416
Jones Lang LaSalle, Inc. (a)	27,200	4,705,600
WeWork, Inc. (a)(b)	93,400	382,940
		30,953,280
TOTAL REAL ESTATE		1,038,110,534
UTILITIES - 2.4%
Electric Utilities - 1.5%
Alliant Energy Corp.	104,500	6,378,680
American Electric Power Co., Inc.	91,149	9,133,130
Constellation Energy Corp.	314,363	25,648,877
Duke Energy Corp.	267,400	28,587,734
Edison International	496,951	33,678,369
Entergy Corp.	294,252	33,927,256
Evergy, Inc.	145,165	9,948,157
Eversource Energy	135,400	12,144,026
Exelon Corp.	2,522,932	110,781,944
FirstEnergy Corp.	107,718	4,260,247
NextEra Energy, Inc.	3,131,155	266,336,044
NRG Energy, Inc.	755,391	31,182,540
OGE Energy Corp.	69,447	2,815,381
PG&E Corp. (a)	3,532,368	43,554,097
Pinnacle West Capital Corp.	39,434	2,971,352
PPL Corp.	453,800	13,196,504
Southern Co.	1,010,500	77,879,235
Xcel Energy, Inc.	825,456	61,290,108
		773,713,681
Gas Utilities - 0.1%
Atmos Energy Corp. (b)	240,000	27,211,200
National Fuel Gas Co.	31,800	2,266,386
UGI Corp.	291,500	11,514,250
		40,991,836
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	138,800	3,532,460
Vistra Corp.	871,300	21,564,675
		25,097,135
Multi-Utilities - 0.8%
Ameren Corp.	1,099,913	101,873,942
CenterPoint Energy, Inc.	147,219	4,641,815
CMS Energy Corp.	223,034	15,063,716
Consolidated Edison, Inc.	128,620	12,571,319
Dominion Energy, Inc.	1,171,946	95,865,183
DTE Energy Co.	127,945	16,676,351
NiSource, Inc.	137,004	4,042,988
Public Service Enterprise Group, Inc.	467,324	30,076,973
Sempra Energy	502,064	82,825,498
WEC Energy Group, Inc.	430,767	44,429,308
		408,067,093
Water Utilities - 0.0%
American Water Works Co., Inc.	15,977	2,371,786
TOTAL UTILITIES		1,250,241,531
TOTAL COMMON STOCKS (Cost $27,176,592,732)		44,185,763,035

Equity Funds - 13.3%
	Shares	Value ($)
Large Blend Funds - 4.0%
Fidelity SAI U.S. Large Cap Index Fund (e)	35,998,178	686,125,272
Fidelity SAI U.S. Low Volatility Index Fund (e)	53,799,395	916,741,698
PIMCO StocksPLUS Absolute Return Fund Institutional Class	48,833,035	466,355,485
TOTAL LARGE BLEND FUNDS		2,069,222,455
Large Growth Funds - 9.3%
Fidelity Blue Chip Growth Fund (e)	952,893	121,589,194
Fidelity Growth Company Fund (e)	98,754,093	2,598,220,183
Fidelity SAI U.S. Momentum Index Fund (e)	37,989,792	517,800,864
Fidelity SAI U.S. Quality Index Fund (e)	100,451,257	1,572,062,174
TOTAL LARGE GROWTH FUNDS		4,809,672,415
Mid-Cap Blend Funds - 0.0%
Fidelity Mid Cap Index Fund (e)	125,249	3,317,847
TOTAL EQUITY FUNDS (Cost $4,884,257,412)		6,882,212,717

Other - 0.0%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (e) (Cost $10,022,703)	1,173,878	14,215,658

U.S. Treasury Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.35% to 2.02% 9/8/22 (g) (Cost $3,678,850)	3,680,000	3,678,540

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (h)	44,781,727	44,790,683
Fidelity Securities Lending Cash Central Fund 2.34% (h)(i)	514,593,644	514,645,103
Invesco Government & Agency Portfolio Institutional Class 2.22% (j)	488,406,782	488,406,782
TOTAL MONEY MARKET FUNDS (Cost $1,047,842,183)		1,047,842,568

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $33,122,393,880)	52,133,712,518
NET OTHER ASSETS (LIABILITIES) - (0.9)% (k)	(463,840,393)
NET ASSETS - 100.0%	51,669,872,125

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	276	Sep 2022	54,599,700	(81,806)	(81,806)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,647,258 or 0.0% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $786,542 or 0.0% of net assets.

(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,180,349.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(k)	Includes $619,500 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CCC Intelligent Solutions Holdings, Inc.	2/02/21	356,550
Cvent Holding Corp.	7/23/21	880,790

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	31,252,236	54,108,031	40,569,584	188,395	-	-	44,790,683	0.1%
Fidelity Securities Lending Cash Central Fund 2.34%	433,242,705	680,092,090	598,689,692	198,874	-	-	514,645,103	1.5%
Total	464,494,941	734,200,121	639,259,276	387,269	-	-	559,435,786

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Blue Chip Growth Fund	124,857,618	-	-	-	-	(3,268,424)	121,589,194
Fidelity Growth Company Fund	2,708,289,861	-	75,000,005	-	(23,424,914)	(11,644,759)	2,598,220,183
Fidelity Mid Cap Index Fund	3,463,398	25,226	-	25,227	-	(170,777)	3,317,847
Fidelity SAI Inflation-Focused Fund	15,530,401	-	-	-	-	(1,314,743)	14,215,658
Fidelity SAI U.S. Large Cap Index Fund	1,888,765,124	69,769,771	1,202,081,350	-	41,717,770	(112,046,043)	686,125,272
Fidelity SAI U.S. Low Volatility Index Fund	952,249,299	-	-	-	-	(35,507,601)	916,741,698
Fidelity SAI U.S. Momentum Index Fund	553,858,080	-	20,000,001	-	(4,343,540)	(11,713,675)	517,800,864
Fidelity SAI U.S. Quality Index Fund	1,629,549,515	24,999,999	-	-	-	(82,487,340)	1,572,062,174
	7,876,563,296	94,794,996	1,297,081,356	25,227	13,949,316	(258,153,362)	6,430,072,890

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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